Document and Entity Information	Sep. 04, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 04, 2024
Entity Registrant Name	Illumina, Inc.
Entity File Number	001-35406
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	33-0804655
Entity Address Address Line 1	5200 Illumina Way
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92122
City Area Code	858
Local Phone Number	202-4500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	ILMN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001110803
Amendment Flag	false